Segregated Funds - Changes in Insurance Contracts and Investment Contracts for Account of Segregated Fund Holders (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	$ 116,973
Deductions from segregated funds:
Net additions (deductions)	14,921	$ 11,432
Balance as at December 31	125,921	116,973
Investments and insurance contracts for account of segregated fund holders
Insurance Contracts And Investment Contracts For Account Of Segregated Fund Holders [Roll Forward]
Balance as at January 1	116,973	103,062
Additions to segregated funds:
Deposits	12,880	11,958
Net transfer (to) from general funds	(1,825)	(437)
Net realized and unrealized gains (losses)	5,643	11,544
Other investment income	4,275	4,665
Total additions	20,973	27,730
Deductions from segregated funds:
Payments to policyholders and their beneficiaries	10,618	12,024
Management fees	1,126	1,109
Taxes and other expenses	396	385
Adjustments For Increase (Decrease) In Insurance, Reinsurance And Investment Contract Liabilities, Deductions For Foreign Exchange Rate Movements	(115)	301
Total deductions	12,025	13,819
Net additions (deductions)	8,948	13,911
Balance as at December 31	$ 125,921	$ 116,973